Note 8 - Loans Receivable, Net and Allowance for Credit Losses - Internal Risk Categories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Year One	$ 83,412	$ 71,429
Financing Receivable, Year Two	70,211	65,009
Financing Receivable, Year Three	51,667	161,044
Financing Receivable, Year Four	126,348	111,966
Financing Receivable, Year Five	89,086	33,984
Financing Receivable, Prior	89,130	71,112
Financing Receivable, Revolving	36,346	27,021
Financing Receivable, Total	546,200	541,565
Current period gross charge-offs, Year One	0	388
Current period gross charge-offs, Year Two	839	0
Current period gross charge-offs, Year Three	0	1,167
Current period gross charge-offs, Year Four	733	56
Current period gross charge-offs, Year Five	0	0
Current period gross charge-offs, Prior	35	187
Current period gross charge-offs, Revolving	0	0
Current period gross charge-offs, Total	1,607	1,798
Pass [Member]
Financing Receivable, Year One	83,412	71,133
Financing Receivable, Year Two	57,931	63,848
Financing Receivable, Year Three	50,105	158,938
Financing Receivable, Year Four	122,064	109,463
Financing Receivable, Year Five	84,968	33,377
Financing Receivable, Prior	84,585	71,112
Financing Receivable, Revolving	35,861	26,811
Financing Receivable, Total	518,926	534,682
Special Mention [Member]
Financing Receivable, Year One	0	0
Financing Receivable, Year Two	0	1,161
Financing Receivable, Year Three	335	333
Financing Receivable, Year Four	865	116
Financing Receivable, Year Five	1,725	574
Financing Receivable, Prior	1,366	0
Financing Receivable, Revolving	10	150
Financing Receivable, Total	4,301	2,334
Substandard [Member]
Financing Receivable, Year One	0	296
Financing Receivable, Year Two	12,280	0
Financing Receivable, Year Three	1,227	1,773
Financing Receivable, Year Four	3,419	2,387
Financing Receivable, Year Five	2,393	33
Financing Receivable, Prior	3,179	0
Financing Receivable, Revolving	475	60
Financing Receivable, Total	22,973	4,549
Doubtful [Member]
Financing Receivable, Year One	0	0
Financing Receivable, Year Two	0	0
Financing Receivable, Year Three	0	0
Financing Receivable, Year Four	0	0
Financing Receivable, Year Five	0	0
Financing Receivable, Prior	0	0
Financing Receivable, Revolving	0	0
Financing Receivable, Total	0	0
Residential Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Financing Receivable, Year One	19,064	7,290
Financing Receivable, Year Two	6,685	5,508
Financing Receivable, Year Three	4,425	5,377
Financing Receivable, Year Four	4,865	3,719
Financing Receivable, Year Five	2,712	1,632
Financing Receivable, Prior	3,876	2,401
Financing Receivable, Revolving	0	0
Financing Receivable, Total	41,627	25,927
Current period gross charge-offs, Year One	0	0
Current period gross charge-offs, Year Two	0	0
Current period gross charge-offs, Year Three	0	0
Current period gross charge-offs, Year Four	0	0
Current period gross charge-offs, Year Five	0	0
Current period gross charge-offs, Prior	0	0
Current period gross charge-offs, Revolving	0	0
Current period gross charge-offs, Total	0	0
Residential Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Pass [Member]
Financing Receivable, Year One	19,064	7,290
Financing Receivable, Year Two	6,685	5,508
Financing Receivable, Year Three	4,425	5,078
Financing Receivable, Year Four	4,566	3,719
Financing Receivable, Year Five	2,712	1,632
Financing Receivable, Prior	3,486	2,401
Financing Receivable, Revolving	0	0
Financing Receivable, Total	40,938	25,628
Residential Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Special Mention [Member]
Financing Receivable, Year One	0	0
Financing Receivable, Year Two	0	0
Financing Receivable, Year Three	0	0
Financing Receivable, Year Four	0	0
Financing Receivable, Year Five	0	0
Financing Receivable, Prior	0	0
Financing Receivable, Revolving	0	0
Financing Receivable, Total	0	0
Residential Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Substandard [Member]
Financing Receivable, Year One	0	0
Financing Receivable, Year Two	0	0
Financing Receivable, Year Three	0	299
Financing Receivable, Year Four	299	0
Financing Receivable, Year Five	0	0
Financing Receivable, Prior	390	0
Financing Receivable, Revolving	0	0
Financing Receivable, Total	689	299
Residential Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Doubtful [Member]
Financing Receivable, Year One	0	0
Financing Receivable, Year Two	0	0
Financing Receivable, Year Three	0	0
Financing Receivable, Year Four	0	0
Financing Receivable, Year Five	0	0
Financing Receivable, Prior	0	0
Financing Receivable, Revolving	0	0
Financing Receivable, Total	0	0
Residential Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Financing Receivable, Year One	640	1,363
Financing Receivable, Year Two	1,254	1,920
Financing Receivable, Year Three	1,891	6,049
Financing Receivable, Year Four	4,196	11,949
Financing Receivable, Year Five	11,555	1,835
Financing Receivable, Prior	9,334	10,457
Financing Receivable, Revolving	0	0
Financing Receivable, Total	28,870	33,573
Current period gross charge-offs, Year One	0	0
Current period gross charge-offs, Year Two	0	0
Current period gross charge-offs, Year Three	0	0
Current period gross charge-offs, Year Four	0	0
Current period gross charge-offs, Year Five	0	0
Current period gross charge-offs, Prior	0	0
Current period gross charge-offs, Revolving	0	0
Current period gross charge-offs, Total	0	0
Residential Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Pass [Member]
Financing Receivable, Year One	640	1,363
Financing Receivable, Year Two	1,254	1,920
Financing Receivable, Year Three	1,891	6,049
Financing Receivable, Year Four	4,196	11,949
Financing Receivable, Year Five	11,555	1,835
Financing Receivable, Prior	9,237	10,457
Financing Receivable, Revolving	0	0
Financing Receivable, Total	28,773	33,573
Residential Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Special Mention [Member]
Financing Receivable, Year One	0	0
Financing Receivable, Year Two	0	0
Financing Receivable, Year Three	0	0
Financing Receivable, Year Four	0	0
Financing Receivable, Year Five	0	0
Financing Receivable, Prior	97	0
Financing Receivable, Revolving	0	0
Financing Receivable, Total	97	0
Residential Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Substandard [Member]
Financing Receivable, Year One	0	0
Financing Receivable, Year Two	0	0
Financing Receivable, Year Three	0	0
Financing Receivable, Year Four	0	0
Financing Receivable, Year Five	0	0
Financing Receivable, Prior	0	0
Financing Receivable, Revolving	0	0
Financing Receivable, Total	0	0
Residential Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Doubtful [Member]
Financing Receivable, Year One	0	0
Financing Receivable, Year Two	0	0
Financing Receivable, Year Three	0	0
Financing Receivable, Year Four	0	0
Financing Receivable, Year Five	0	0
Financing Receivable, Prior	0	0
Financing Receivable, Revolving	0	0
Financing Receivable, Total	0	0
Residential Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Financing Receivable, Year One	0	5,274
Financing Receivable, Year Two	5,238	923
Financing Receivable, Year Three	905	12,713
Financing Receivable, Year Four	12,380	13,087
Financing Receivable, Year Five	10,072	4,068
Financing Receivable, Prior	12,177	9,347
Financing Receivable, Revolving	0	0
Financing Receivable, Total	40,772	45,412
Current period gross charge-offs, Year One	0	0
Current period gross charge-offs, Year Two	0	0
Current period gross charge-offs, Year Three	0	0
Current period gross charge-offs, Year Four	0	0
Current period gross charge-offs, Year Five	0	0
Current period gross charge-offs, Prior	0	0
Current period gross charge-offs, Revolving	0	0
Current period gross charge-offs, Total	0	0
Residential Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Pass [Member]
Financing Receivable, Year One	0	5,274
Financing Receivable, Year Two	5,238	923
Financing Receivable, Year Three	905	12,713
Financing Receivable, Year Four	12,380	13,087
Financing Receivable, Year Five	10,072	4,068
Financing Receivable, Prior	12,177	9,347
Financing Receivable, Revolving	0	0
Financing Receivable, Total	40,772	45,412
Residential Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Special Mention [Member]
Financing Receivable, Year One	0	0
Financing Receivable, Year Two	0	0
Financing Receivable, Year Three	0	0
Financing Receivable, Year Four	0	0
Financing Receivable, Year Five	0	0
Financing Receivable, Prior	0	0
Financing Receivable, Revolving	0	0
Financing Receivable, Total	0	0
Residential Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Substandard [Member]
Financing Receivable, Year One	0	0
Financing Receivable, Year Two	0	0
Financing Receivable, Year Three	0	0
Financing Receivable, Year Four	0	0
Financing Receivable, Year Five	0	0
Financing Receivable, Prior	0	0
Financing Receivable, Revolving	0	0
Financing Receivable, Total	0	0
Residential Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Doubtful [Member]
Financing Receivable, Year One	0	0
Financing Receivable, Year Two	0	0
Financing Receivable, Year Three	0	0
Financing Receivable, Year Four	0	0
Financing Receivable, Year Five	0	0
Financing Receivable, Prior	0	0
Financing Receivable, Revolving	0	0
Financing Receivable, Total	0	0
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Current period gross charge-offs, Total	(0)	(0)
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Financing Receivable, Year One	0	529
Financing Receivable, Year Two	522	364
Financing Receivable, Year Three	494	0
Financing Receivable, Year Four	107	114
Financing Receivable, Year Five	0	0
Financing Receivable, Prior	134	169
Financing Receivable, Revolving	4,117	4,563
Financing Receivable, Total	5,374	5,739
Current period gross charge-offs, Year One	0	0
Current period gross charge-offs, Year Two	0	0
Current period gross charge-offs, Year Three	0	0
Current period gross charge-offs, Year Four	0	0
Current period gross charge-offs, Year Five	0	0
Current period gross charge-offs, Prior	0	0
Current period gross charge-offs, Revolving	0	0
Current period gross charge-offs, Total	0	0
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Pass [Member]
Financing Receivable, Year One	0	529
Financing Receivable, Year Two	522	364
Financing Receivable, Year Three	494	0
Financing Receivable, Year Four	107	114
Financing Receivable, Year Five	0	0
Financing Receivable, Prior	134	169
Financing Receivable, Revolving	4,117	4,563
Financing Receivable, Total	5,374	5,739
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Special Mention [Member]
Financing Receivable, Year One	0	0
Financing Receivable, Year Two	0	0
Financing Receivable, Year Three	0	0
Financing Receivable, Year Four	0	0
Financing Receivable, Year Five	0	0
Financing Receivable, Prior	0	0
Financing Receivable, Revolving	0	0
Financing Receivable, Total	0	0
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Substandard [Member]
Financing Receivable, Year One	0	0
Financing Receivable, Year Two	0	0
Financing Receivable, Year Three	0	0
Financing Receivable, Year Four	0	0
Financing Receivable, Year Five	0	0
Financing Receivable, Prior	0	0
Financing Receivable, Revolving	0	0
Financing Receivable, Total	0	0
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Doubtful [Member]
Financing Receivable, Year One	0	0
Financing Receivable, Year Two	0	0
Financing Receivable, Year Three	0	0
Financing Receivable, Year Four	0	0
Financing Receivable, Year Five	0	0
Financing Receivable, Prior	0	0
Financing Receivable, Revolving	0	0
Financing Receivable, Total	0	0
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Current period gross charge-offs, Total	(0)	(0)
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Current period gross charge-offs, Total	(0)	(0)
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member]
Financing Receivable, Year One	36,974	35,478
Financing Receivable, Year Two	34,757	48,075
Financing Receivable, Year Three	40,957	82,038
Financing Receivable, Year Four	75,830	58,043
Financing Receivable, Year Five	52,201	22,637
Financing Receivable, Prior	60,309	46,912
Financing Receivable, Revolving	8,717	4,444
Financing Receivable, Total	309,745	297,627
Current period gross charge-offs, Year One	0	0
Current period gross charge-offs, Year Two	41	0
Current period gross charge-offs, Year Three	0	0
Current period gross charge-offs, Year Four	0	0
Current period gross charge-offs, Year Five	0	0
Current period gross charge-offs, Prior	0	0
Current period gross charge-offs, Revolving	0	0
Current period gross charge-offs, Total	41	0
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Pass [Member]
Financing Receivable, Year One	36,974	35,478
Financing Receivable, Year Two	34,206	47,329
Financing Receivable, Year Three	39,730	80,933
Financing Receivable, Year Four	74,031	57,927
Financing Receivable, Year Five	51,938	22,637
Financing Receivable, Prior	57,390	46,912
Financing Receivable, Revolving	8,542	4,394
Financing Receivable, Total	302,811	295,610
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Special Mention [Member]
Financing Receivable, Year One	0	0
Financing Receivable, Year Two	0	746
Financing Receivable, Year Three	0	333
Financing Receivable, Year Four	569	116
Financing Receivable, Year Five	0	0
Financing Receivable, Prior	540	0
Financing Receivable, Revolving	0	50
Financing Receivable, Total	1,109	1,245
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Substandard [Member]
Financing Receivable, Year One	0	0
Financing Receivable, Year Two	551	0
Financing Receivable, Year Three	1,227	772
Financing Receivable, Year Four	1,230	0
Financing Receivable, Year Five	263	0
Financing Receivable, Prior	2,379	0
Financing Receivable, Revolving	175	0
Financing Receivable, Total	5,825	772
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Doubtful [Member]
Financing Receivable, Year One	0	0
Financing Receivable, Year Two	0	0
Financing Receivable, Year Three	0	0
Financing Receivable, Year Four	0	0
Financing Receivable, Year Five	0	0
Financing Receivable, Prior	0	0
Financing Receivable, Revolving	0	0
Financing Receivable, Total	0	0
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Financing Receivable, Year One	16,961	4,498
Financing Receivable, Year Two	6,301	4,163
Financing Receivable, Year Three	199	5,546
Financing Receivable, Year Four	0	4,113
Financing Receivable, Year Five	0	0
Financing Receivable, Prior	0	0
Financing Receivable, Revolving	0	0
Financing Receivable, Total	23,461	18,320
Current period gross charge-offs, Year One	0	0
Current period gross charge-offs, Year Two	0	0
Current period gross charge-offs, Year Three	0	0
Current period gross charge-offs, Year Four	0	0
Current period gross charge-offs, Year Five	0	0
Current period gross charge-offs, Prior	0	187
Current period gross charge-offs, Revolving	0	0
Current period gross charge-offs, Total	0	187
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Pass [Member]
Financing Receivable, Year One	16,961	4,498
Financing Receivable, Year Two	6,301	3,748
Financing Receivable, Year Three	199	5,546
Financing Receivable, Year Four	0	4,113
Financing Receivable, Year Five	0	0
Financing Receivable, Prior	0	0
Financing Receivable, Revolving	0	0
Financing Receivable, Total	23,461	17,905
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Special Mention [Member]
Financing Receivable, Year One	0	0
Financing Receivable, Year Two	0	415
Financing Receivable, Year Three	0	0
Financing Receivable, Year Four	0	0
Financing Receivable, Year Five	0	0
Financing Receivable, Prior	0	0
Financing Receivable, Revolving	0	0
Financing Receivable, Total	0	415
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Substandard [Member]
Financing Receivable, Year One	0	0
Financing Receivable, Year Two	0	0
Financing Receivable, Year Three	0	0
Financing Receivable, Year Four	0	0
Financing Receivable, Year Five	0	0
Financing Receivable, Prior	0	0
Financing Receivable, Revolving	0	0
Financing Receivable, Total	0	0
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Doubtful [Member]
Financing Receivable, Year One	0	0
Financing Receivable, Year Two	0	0
Financing Receivable, Year Three	0	0
Financing Receivable, Year Four	0	0
Financing Receivable, Year Five	0	0
Financing Receivable, Prior	0	0
Financing Receivable, Revolving	0	0
Financing Receivable, Total	0	0
Commercial Portfolio Segment [Member]
Financing Receivable, Year One	9,773
Financing Receivable, Year Two	15,454
Financing Receivable, Year Three	2,763
Financing Receivable, Year Four	28,970
Financing Receivable, Year Five	12,546
Financing Receivable, Prior	3,300
Financing Receivable, Revolving	23,512
Financing Receivable, Total	96,318
Current period gross charge-offs, Year One	798
Current period gross charge-offs, Year Two	0
Current period gross charge-offs, Year Three	733
Current period gross charge-offs, Year Four	0
Current period gross charge-offs, Year Five	35
Current period gross charge-offs, Prior	0
Current period gross charge-offs, Revolving	1,566
Current period gross charge-offs, Total	1,566
Commercial Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Year One	9,773
Financing Receivable, Year Two	3,725
Financing Receivable, Year Three	2,428
Financing Receivable, Year Four	26,784
Financing Receivable, Year Five	8,691
Financing Receivable, Prior	2,161
Financing Receivable, Revolving	23,202
Financing Receivable, Total	76,764
Commercial Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Year One	0
Financing Receivable, Year Two	0
Financing Receivable, Year Three	335
Financing Receivable, Year Four	296
Financing Receivable, Year Five	1,725
Financing Receivable, Prior	729
Financing Receivable, Revolving	10
Financing Receivable, Total	3,095
Commercial Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Year One	0
Financing Receivable, Year Two	11,729
Financing Receivable, Year Three	0
Financing Receivable, Year Four	1,890
Financing Receivable, Year Five	2,130
Financing Receivable, Prior	410
Financing Receivable, Revolving	300
Financing Receivable, Total	16,459
Commercial Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Year One	0
Financing Receivable, Year Two	0
Financing Receivable, Year Three	0
Financing Receivable, Year Four	0
Financing Receivable, Year Five	0
Financing Receivable, Prior	0
Financing Receivable, Revolving	0
Financing Receivable, Total	0
Commercial Portfolio Segment [Member] | Commercial Loan [Member]
Financing Receivable, Year One		16,951
Financing Receivable, Year Two		4,056
Financing Receivable, Year Three		49,321
Financing Receivable, Year Four		20,941
Financing Receivable, Year Five		3,812
Financing Receivable, Prior		1,826
Financing Receivable, Revolving		18,014
Financing Receivable, Total		114,921
Current period gross charge-offs, Year One		388
Current period gross charge-offs, Year Two		0
Current period gross charge-offs, Year Three		1,167
Current period gross charge-offs, Year Four		56
Current period gross charge-offs, Year Five		0
Current period gross charge-offs, Prior		0
Current period gross charge-offs, Revolving		0
Current period gross charge-offs, Total		1,611
Commercial Portfolio Segment [Member] | Commercial Loan [Member] | Pass [Member]
Financing Receivable, Year One		16,655
Financing Receivable, Year Two		4,056
Financing Receivable, Year Three		48,619
Financing Receivable, Year Four		18,554
Financing Receivable, Year Five		3,205
Financing Receivable, Prior		1,826
Financing Receivable, Revolving		17,854
Financing Receivable, Total		110,769
Commercial Portfolio Segment [Member] | Commercial Loan [Member] | Special Mention [Member]
Financing Receivable, Year One		0
Financing Receivable, Year Two		0
Financing Receivable, Year Three		0
Financing Receivable, Year Four		0
Financing Receivable, Year Five		574
Financing Receivable, Prior		0
Financing Receivable, Revolving		100
Financing Receivable, Total		674
Commercial Portfolio Segment [Member] | Commercial Loan [Member] | Substandard [Member]
Financing Receivable, Year One		296
Financing Receivable, Year Two		0
Financing Receivable, Year Three		702
Financing Receivable, Year Four		2,387
Financing Receivable, Year Five		33
Financing Receivable, Prior		0
Financing Receivable, Revolving		60
Financing Receivable, Total		3,478
Commercial Portfolio Segment [Member] | Commercial Loan [Member] | Doubtful [Member]
Financing Receivable, Year One		0
Financing Receivable, Year Two		0
Financing Receivable, Year Three		0
Financing Receivable, Year Four		0
Financing Receivable, Year Five		0
Financing Receivable, Prior		0
Financing Receivable, Revolving		0
Financing Receivable, Total		0
Consumer Portfolio Segment [Member]
Financing Receivable, Year One	0	46
Financing Receivable, Year Two	0	0
Financing Receivable, Year Three	33	0
Financing Receivable, Year Four	0	0
Financing Receivable, Year Five	0	0
Financing Receivable, Prior	0	0
Financing Receivable, Revolving	0	0
Financing Receivable, Total	33	46
Current period gross charge-offs, Year One	0	0
Current period gross charge-offs, Year Two	0	0
Current period gross charge-offs, Year Three	0	0
Current period gross charge-offs, Year Four	0	0
Current period gross charge-offs, Year Five	0	0
Current period gross charge-offs, Prior	0	0
Current period gross charge-offs, Revolving	0	0
Current period gross charge-offs, Total	0	0
Consumer Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Year One	0	46
Financing Receivable, Year Two	0	0
Financing Receivable, Year Three	33	0
Financing Receivable, Year Four	0	0
Financing Receivable, Year Five	0	0
Financing Receivable, Prior	0	0
Financing Receivable, Revolving	0	0
Financing Receivable, Total	33	46
Consumer Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Year One	0	0
Financing Receivable, Year Two	0	0
Financing Receivable, Year Three	0	0
Financing Receivable, Year Four	0	0
Financing Receivable, Year Five	0	0
Financing Receivable, Prior	0	0
Financing Receivable, Revolving	0	0
Financing Receivable, Total	0	0
Consumer Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Year One	0	0
Financing Receivable, Year Two	0	0
Financing Receivable, Year Three	0	0
Financing Receivable, Year Four	0	0
Financing Receivable, Year Five	0	0
Financing Receivable, Prior	0	0
Financing Receivable, Revolving	0	0
Financing Receivable, Total	0	0
Consumer Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Year One	0	0
Financing Receivable, Year Two	0	0
Financing Receivable, Year Three	0	0
Financing Receivable, Year Four	0	0
Financing Receivable, Year Five	0	0
Financing Receivable, Prior	0	0
Financing Receivable, Revolving	0	0
Financing Receivable, Total	$ 0	$ 0